ACCOUNTING ESTIMATES AND JUDGMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounting Estimates And Judgments [Line Items]
Deferred income	$ 2,012,661	$ 2,009,242
Probable change in deferred revenue, one percentage point	10,016	10,150
Registered Fleet
Accounting Estimates And Judgments [Line Items]
Probable change in deferred revenue, one percentage point	119,000	111,000
LATAM Pass Loyalty Program
Accounting Estimates And Judgments [Line Items]
Deferred income	949,495	1,099,580
Probable change in deferred revenue, one percentage point	33,479	31,510
LATAM Pass Brazil Loyalty Program
Accounting Estimates And Judgments [Line Items]
Deferred income	203,058	179,151
Probable change in deferred revenue, one percentage point	$ 5,537	$ 5,125